Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2023	December 31, 2022
Beginning balance	$5,316,470	$8,993,108
Additions	797,102	-
Accretion expense	219,536	264,075
Impact of hyperinflation	(599,096)	(69,379)
Currency translation adjustment	603,856	-
Change in estimate	(90,841)	(3,871,334)
Ending balance	$6,247,027	$5,316,470